Thailand Manufacturing Facility Flood (Rollforward Of Insurance Recoverable) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2012	Feb. 29, 2012	Dec. 31, 2012
Insurance Recoverable [Abstract]
Insurance recoverable as of December 31, 2011			$ 21
Cash advance from insurance carrier	(5)	(25)	(30)
Incremental costs incurred to restore operations			9
Insurance recoverable as of December 31, 2012